Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

ECMC Group, Inc. (the “Company”)

J.P. Morgan Securities LLC (“J.P. Morgan”)

(together, the “Specified Parties”)

Re: ECMC Group Student Loan Trust 2018-2, Student Loan-Backed Securities — Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “Eligible Securitization — 20180731v2.xlsx” (the “Data File”), provided by the Company on September 4, 2018, containing information on 41,751 student loans as of July 31, 2018 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering of the Securities. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•                The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•                The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•                The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•                The term “CLASS System” means Navient Solutions, LLC’s (“Navient’s”) servicing system for student loans serviced by Navient, on behalf of the Company.

•                The term “GUARANTEE System” means the Company’s servicing system.

•                The term “ECMC Lookup Code Document” means a document provided by the Company containing code definitions related to Loan Type, Loan Status, and School Type attached hereto as Exhibit B.

•                The term “ECMC Interest Rate Document” means a document provided by the Company containing interest rate calculation information issued by the U.S. Department of Education dated June 26, 2018 attached hereto as Exhibit C.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International
Cooperative (“KPMG International”), a Swiss entity.

•                The term “Loan File” means any file containing some or all of the following documents for each of the Selected Student Loans (defined below): #111 ACCT BALANCE Screen, #128 BORROWER CRITICAL DATA UPDATE Screen, #133 MONETARY HISTORY Screen, #135 EFFECTIVE STATUS HISTORY Screen, #151 BORROWER CORRESPONDENCE HISTORY Screen, and #155 CRITICAL CHANGES DETAIL HISTORY Screen within the CLASS System, and Loan Overview and Disbursements Screen, Loan Payment History Screen, NSLDS Screen and ECMC SQL Query Screen within the GUARANTEE System, ECMC Lookup Code Document, and ECMC Interest Rate Document. The Company represented that the Loan File was either the original Loan File, a copy of the original Loan File, or a copy of electronic records contained within the GUARANTEE System or the CLASS System. We make no representation regarding the validity, enforceability, or authenticity of any information in the Loan Files.

I.               The Selected Student Loans

The Company instructed us to select a random sample of 100 student loans from the Data File (the “Selected Student Loans”). A listing of the Selected Student Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Student Loans we were instructed to randomly select from the Data File.

II.            The Data File

For each Selected Student Loan, we compared the specified attributes listed below contained in the Data File to the corresponding information appearing in the respective Loan File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from Data File to the information contained in the Loan Files, utilizing instructions provided by the Company (as applicable) indicated below, for each of the attributes identified constituted an exception. The Loan File documents are listed in the order of priority until such attribute was agreed.

Attribute	Loan File /Instructions

Origination Date	“FIRST DISB DATE” field on #128 BORROWER CRITICAL DATA UPDATE Screen within the CLASS System

Loan Type

“PROG,” “PRIN SUB,” and “PRIN NSUB” fields on #111 ACCT BALANCE Screen within the CLASS System and the ECMC Lookup Code Document.

We were instructed by the Company to compare the “PROG,” “PRIN SUB,” and “PRIN NSUB” fields on the #111 ACCT BALANCE Screen to the corresponding Loan Type Description on the ECMC Lookup Code Document.

If the amount in the “PRIN SUB” field was greater than $0.00, the loan was considered to be subsidized, and if the amount in the “PRIN NSUB” field was greater than $0.00, the loan was considered to be non-subsidized.

The Company further instructed us to compare the resulting Loan Type (subsidized or non-subsidized) to the Loan Type in the Data File.

Interest Rate Type

ECMC Interest Rate Document. We were instructed by the Company to (i) locate the corresponding interest rate chart in the ECMC Interest Rate Document using the Loan Type information in the Data File, and (ii) identify if the First Disbursement Date in the Data File was included in the “First Disbursement Made on or After” or “First Disbursement Made Before” fields (the “First Disbursement Date Range”) in the ECMC Interest Rate Document.

Attribute	Loan File /Instructions

If the First Disbursement Date was included in the First Disbursement Data Range, the Company instructed us to deem the Interest Rate Type to be “Floating,” and if the First Disbursement Date was not included in the First Disbursement Date Range, to deem the Interest Rate Type to be “Fixed.”

The Company further instructed us to compare the resulting Interest Rate Type (i.e., Fixed or Floating) to the Fixed/Floating field in the Data File.

Current Statutory Borrower Interest Rate

“INT RATE” field on #111 ACCT BALANCE Screen within the CLASS System and ECMC Interest Rate Document.

For Selected Student Loans that are fixed rate(identified as “Fixed” in the Fixed/Floating field in the Data File), the Company instructed us to compare the Current Statutory Borrower Interest Rate in the Data File to the “INT RATE” field on the #111 ACCT BALANCE Screen.

For Selected Student Loans that are variable rate (identified as “Floating” in the Fixed/Floating field in the Data File), the Company instructed us to (i) locate the corresponding interest rate chart in the ECMC Interest Rate Document using the Loan Type information in the Data File, (ii) compare the First Disbursement Date in the Data File to the First Disbursement Date Range, and (iii) compare the corresponding interest rate in the “Interest Rate For the Period 7/1/18-6/30/2019”column in the ECMC Interest Rate Document to the Current Statutory Borrower Interest Rate in the Data File.

In the event the “INT RATE” field on the #111 ACCT BALANCE Screen did not agree with the Current Statutory Borrower Interest Rate amount in the Data File, we were instructed by the Company to compare the updated interest rate amount noted in the “MESSAGE” field on the #151 BORROWER CORRESPONDENCE HISTORY Screen within the CLASS System to the Current Statutory Borrower Interest Rate in the Data File.

Current Loan Balance

“AMT OUT” field on #111 ACCT BALANCE Screen within the CLASS System.

In the event the AMT OUT amount on the #111 ACCT BALANCE Screen did not agree with the Current Loan Balance in the Data File, we were instructed by the Company to compare the latest loan balance before the Cutoff Date in the “PRINCIPAL” field on the #133 MONETARY HISTORY Screen within the CLASS System to the Current Loan Balance in the Data File.

In the event the latest loan balance before the Cutoff Date in the “PRINCIPAL” field on the #133 MONETARY HISTORY Screen within the CLASS System did not agree with the Current Loan Balance in the Data File, the Company instructed us to (i) add the principal payment amounts after the Cutoff Date in the “PRINCIPAL” field on the #133 MONETARY HISTORY Screen to the AMT OUT amount on the #111

Attribute	Loan File /Instructions

ACCT BALANCE Screen and (ii) compare the resulting sum to the Current Loan Balance in the Data File.

Remaining Term (Recomputed Remaining Term)

“ANTICPD PIF DT” field on #111 ACCT BALANCE Screen within the CLASS System.

We were instructed by the Company to recompute the Remaining Term (the “Recomputed Remaining Term”) by counting the number of payments between the Cutoff Date and the “ANTICPD PIF DT” field on the #111 ACCT BALANCE Screen. The Company further instructed us to compare the Recomputed Remaining Term to the Remaining Term in the Data File.

For Selected Student Loan Numbers 93 to 100, which were transitioned to Navient on the Cutoff Date, we were instructed by the Company to assume a 120 month Remaining Term and compare to the Remaining Term in the Data File.

First Disbursement Date	“FIRST DISB DATE” field on #128 BORROWER CRITICAL DATA UPDATE Screen within the CLASS System

Loan Status

“STATUS” field on #111 ACCT BALANCE Screen within the CLASS System, “STAT” field on #135 EFFECTIVE STATUS HISTORY Screen within the CLASS System, and ECMC Lookup Code Document.

We were instructed by the Company to compare the “STATUS” field on the #111 ACCT BALANCE Screen to the corresponding Loan Status Description on the ECMC Lookup Code Document. The Company further instructed us to compare the Loan Status Description stated on the ECMC Lookup Code Document to the Loan Status in the Data File.

In the event the Loan Status Description on the ECMC Lookup Code Document did not agree with the Loan Status in the Data File, we were instructed by the Company to use the latest loan status change information before the Cutoff Date in the “STAT” field on the #135 EFFECTIVE STATUS HISTORY Screen and identify the corresponding Loan Status Description in the ECMC Lookup Code Document. The Company further instructed us to compare the identified Loan Status Description stated on the ECMC Lookup Code Document to the Loan Status in the Data File.

In the event the Loan Status description on the ECMC Lookup Code Document did not agree with the Loan Status in the Data File, the Company instructed us to compare the loan status in the “status_1” field on the ECMC SQL Query Screen within the GURANTEE System to the Loan Status in the Data File. In the event the “status_1” field on the ECMC SQL Query Screen did not agree with the Loan Status in the Data File, we were instructed by the Company to compare the “Loan Status” field in the Loan Overview and Disbursements Screen within the GUARANTEE System to the Loan Status in the Data File.

Attribute	Loan File /Instructions

School Type

“SCHOOL” field on #111 ACCT BALANCE Screen within the CLASS System, Loan Overview and Disbursements Screen within the GUARANTEE System, and the ECMC Lookup Code Document.

We were instructed by the Company to compare the School ID in the “SCHOOL” field on the #111 ACCT BALANCE Screen to the “School ID” field in the ECMC Lookup Code Document. We were further instructed by the Company to utilize the “School ID” in the ECMC Lookup Code Document to locate the corresponding School Type under the “Loan Tape School Type” field in the ECMC Lookup Code Document.

We were then instructed to compare the resulting School Type to the School Type in the Data File. If the School Type in the Data File was “2-Year Public/Private” or “4-Year Public,” we were instructed by the Company to consider the School Type as “2-Year” and “4-Year,” respectively.

In the event the School Type in the “Loan Tape School Type” field in the ECMC Lookup Code Document did not agree with the School Type in the Data File, we were instructed by the Company to compare the School ID in the “Original School” field on the Loan Overview and Disbursements Screen to the “School ID” field in the ECMC Lookup Code Document.

We were further instructed by the Company to utilize the “School ID” in the ECMC Lookup Code Document to locate the corresponding School Type under the “Loan Tape School Type” field in the ECMC Lookup Code Document. We were then instructed to compare the resulting School Type to the School Type in the Data File.

We were instructed by the Company to consider the School Type to be “Consolidation” if the “PG” field on the #111 ACCT BALANCE Screen was “SM.”

First Repayment Date

“RPMT BEG DT” field on #111 ACCT BALANCE Screen within the CLASS System.

In the event the RPMT BEG DT did not agree with the First Repayment Date in the Data File, we were instructed by the Company to compare the “Date Entered Repayment” field on the NSLDS Screen within the GUARANTEE System to the First Repayment Date in the Data File.

Last Payment Date

“LAST BR PMT RECVD” field on #111 ACCT BALANCE Screen within CLASS System.

We were instructed by the Company to consider Last Payment Date to be not applicable (identified as “blank” in the “LAST_PAYMENT_DATE” field in the Data File) if the “LAST BR PMT RECVD” field on the #111 ACCT BALANCE Screen was zero.

In the event the Last Payment Date in the “LAST BR PMT RECVD” field did not agree with the Last Payment Date in the Data File, we were instructed by the Company to compare the Last Payment Date

Attribute	Loan File /Instructions

on or before the Cutoff Date in the “TRAN EFF DATE” field on the #133 MONETARY HISTORY Screen within CLASS System to the Last Payment Date in the Data File.

For Selected Student Loan Numbers 93 to 100, which were transitioned to Navient on the Cutoff Date, the Company instructed us to (i) locate the latest date under “Activity Date” column corresponding with “PY” listed under “Tran Code” column and “B” listed under “Source Code” column before the Cutoff Date on Loan Payment History Screen within the GUARANTEE System and (ii) compare the resulting date to the Last Payment Date in the Data File.

Anticipated Payoff Date (Recomputed Anticipated Payoff Date)

“ANTICPD PIF DT” field on #111 ACCT BALANCE Screen within CLASS System and ECMC SQL Query Screen within the GURANTEE System.

In the event the date in the “ANTICPD PIF DT” field did not agree with the Anticipated Payoff Date in the Data File, we were instructed by the Company to compare the payoff date on or before the Cutoff Date in the “antic_payoff_dt” field on the ECMC SQL Query Screen to the Anticipated Payoff Date in the Data File.

For Selected Student Loan Numbers 93 to 100, which were transitioned to Navient on the Cutoff Date, we were instructed by the Company to recompute the Anticipated Payoff Date (the “Recomputed Anticipated Payoff Date”) as 120 months from July 27, 2018. The Company further instructed us to compare the Recomputed Anticipated Payoff Date to the Anticipated Payoff Date in the Data File.

Guarantor	“GUAR” field on #111 ACCT BALANCE Screen within the CLASS System

State

“ST” field on #111 ACCT BALANCE Screen within the CLASS System.

In the event the State in the “ST” field did not agree with the State in the Data File, we were instructed by the Company to compare the state on or before the Cutoff Date in the “CRITICAL CHANGE-PREVIOUS VALUE” field on the #155 CRITICAL CHANGES DETAIL HISTORY Screen within CLASS System to the State in the Data File.

Subsidy Indicator

“PRIN SUB” and “PRIN NSUB” fields on #111 ACCT BALANCE Screen within the CLASS System.

We were instructed by the Company to consider the loan to be subsidized if the “PRIN SUB” field on the #111 ACCT BALANCE Screen was greater than $0.00, and non-subsidized if the “PRIN NSUB” field on the #111 ACCT BALANCE Screen was greater than $0.00.

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Loan Files, except as noted in Exhibit D. There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information indicated in the Data File and the Loan Files, and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the student loans, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Data File or the Loan Files which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the student loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such student loans being securitized, (iii) the compliance of the originator of the student loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the student loans that would be material to the likelihood that the issuer or the Securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by any other person or entity, including investors and NRSRO’s, who are not identified in this report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, CA
September 24, 2018

Exhibit A

The Selected Student Loans

Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number
1	2018A001	26	2018A026	51	2018A051	76	2018A076
2	2018A002	27	2018A027	52	2018A052	77	2018A077
3	2018A003	28	2018A028	53	2018A053	78	2018A078
4	2018A004	29	2018A029	54	2018A054	79	2018A079
5	2018A005	30	2018A030	55	2018A055	80	2018A080
6	2018A006	31	2018A031	56	2018A056	81	2018A081
7	2018A007	32	2018A032	57	2018A057	82	2018A082
8	2018A008	33	2018A033	58	2018A058	83	2018A083
9	2018A009	34	2018A034	59	2018A059	84	2018A084
10	2018A010	35	2018A035	60	2018A060	85	2018A085
11	2018A011	36	2018A036	61	2018A061	86	2018A086
12	2018A012	37	2018A037	62	2018A062	87	2018A087
13	2018A013	38	2018A038	63	2018A063	88	2018A088
14	2018A014	39	2018A039	64	2018A064	89	2018A089
15	2018A015	40	2018A040	65	2018A065	90	2018A090
16	2018A016	41	2018A041	66	2018A066	91	2018A091
17	2018A017	42	2018A042	67	2018A067	92	2018A092
18	2018A018	43	2018A043	68	2018A068	93	2018A093
19	2018A019	44	2018A044	69	2018A069	94	2018A094
20	2018A020	45	2018A045	70	2018A070	95	2018A095
21	2018A021	46	2018A046	71	2018A071	96	2018A096
22	2018A022	47	2018A047	72	2018A072	97	2018A097
23	2018A023	48	2018A048	73	2018A073	98	2018A098
24	2018A024	49	2018A049	74	2018A074	99	2018A099
25	2018A025	50	2018A050	75	2018A075	100	2018A100

Note: The Company has assigned a unique identifier to each Selected Student Loan. The Student Loan ID Numbers referred to in this Exhibit are not the Customer Account Numbers.

Exhibit B

ECMC Lookup Code Document

Loan Type

Loan Type	Sub Indicator	Description	Loan Type per Data File	Subsidy Indicator
GB	N	Grad PLUS Loan	GB	N
GS	N	Unsubsidized Stafford Loan	SU	N
GS	S	Subsidized Stafford	SF	Y
PL	N	PLUS Loan	PL	N
SL	N	SLS Loan	SL	N
SM	N	Unsubsidized Consolidation	CL	N
SM	S	Subsidized Consolidation	CL	Y

Loan Status

Loan Status Code	Description
DHAR	Deferment
DMLT	Deferment
DSCH	Deferment
DSUM	Deferment
DUEM	Deferment
FORA	Forbearance
FORB	Forbearance
FORD	Forbearance
FORM	Forbearance
FORV	Forbearance
FRAB	Forbearance
FRAT	Forbearance
PCNX	Paid In Full - Refunded
PCON	Paid In Full By Consolidated
PIFB	Paid In Full By Borrower
PIFG	Paid In Full By Guarantor
PRES	Paid In Full - Resale
PTRN	Paid In Full - Servicer Transfer
RPMT	Repayment

Exhibit B

School Type

School ID	School Name	Navient School Type	Loan Tape School Type
001137	CALIF STATE U FULLERTON	2	2-Year
001137	CALIF STATE U FULLERTON	4	4-Year
001137	CALIF STATE U FULLERTON	NULL	Consolidation
001137	CALIF STATE U FULLERTON	T	Proprietary
001138	CALIFORNIA STATE UNIVERSITY	2	2-Year
001138	CALIFORNIA STATE UNIVERSITY	4	4-Year
001138	CALIFORNIA STATE UNIVERSITY	NULL	Consolidation
001139	CA STATE UNIVERSITY, LONG BEACH	2	2-Year
001139	CA STATE UNIVERSITY, LONG BEACH	4	4-Year
001139	CA STATE UNIVERSITY, LONG BEACH	NULL	Consolidation
001150	CALIF STATE U SACRAMENTO	2	2-Year
001150	CALIF STATE U SACRAMENTO	4	4-Year
001150	CALIF STATE U SACRAMENTO	NULL	Consolidation
001150	CALIF STATE U SACRAMENTO	T	Proprietary
001202	GAVILAN COLLEGE	2	2-Year
001232	AMERICAN RIVER COLLEGE	2	2-Year
001232	AMERICAN RIVER COLLEGE	4	4-Year
001232	AMERICAN RIVER COLLEGE	NULL	Consolidation
001291	SIMPSON UNIVERSITY	2	2-Year
001291	SIMPSON UNIVERSITY	4	4-Year
001291	SIMPSON UNIVERSITY	NULL	Consolidation
001295	SOUTHWESTERN UNIV SCH OF LAW	4	4-Year
001459	STRAYER UNIVERSITY	2	2-Year
001459	STRAYER UNIVERSITY	4	4-Year
001459	STRAYER UNIVERSITY	NULL	Consolidation
001459	STRAYER UNIVERSITY	T	Proprietary
001528	ST PETERSBURG COLLEGE	2	2-Year
001528	ST PETERSBURG COLLEGE	4	4-Year
001528	ST PETERSBURG COLLEGE	NULL	Consolidation
001528	ST PETERSBURG COLLEGE	T	Proprietary
001534	FL METRO UNIVERSITY	2	2-Year
001534	FL METRO UNIVERSITY	4	4-Year
001534	FL METRO UNIVERSITY	NULL	Consolidation
001597	TRUETT MCCONNELL COLLEGE	4	4-Year
001822	INDIANA WESLEYAN UNIVERSITY	2	2-Year
001822	INDIANA WESLEYAN UNIVERSITY	4	4-Year
001822	INDIANA WESLEYAN UNIVERSITY	NULL	Consolidation
002211	SPRINGFIELD COLLEGE	2	2-Year
002211	SPRINGFIELD COLLEGE	4	4-Year
002211	SPRINGFIELD COLLEGE	NULL	Consolidation
002211	SPRINGFIELD COLLEGE	T	Proprietary
002413	MERIDIAN COMMUNITY COLLEGE	2	2-Year
002413	MERIDIAN COMMUNITY COLLEGE	NULL	Consolidation
002579	NEW ENGLAND COLLEGE	2	2-Year
002579	NEW ENGLAND COLLEGE	4	4-Year
002579	NEW ENGLAND COLLEGE	NULL	Consolidation
002692	CUNY BRONX COMMUNITY COLLEGE	2	2-Year
002692	CUNY BRONX COMMUNITY COLLEGE	4	4-Year
002692	CUNY BRONX COMMUNITY COLLEGE	NULL	Consolidation
002692	CUNY BRONX COMMUNITY COLLEGE	T	Proprietary
002835	SUNY STATE UNIV AT ALBANY	4	4-Year
002835	SUNY STATE UNIV AT ALBANY	NULL	Consolidation
003026	CENTRAL STATE UNIVERSITY	2	2-Year
003026	CENTRAL STATE UNIVERSITY	4	4-Year
003220	SOUTHWESTERN OREGON COMMUNITY COL	2	2-Year

Exhibit B

School ID	School Name	Navient School Type	Loan Tape School Type
003220	SOUTHWESTERN OREGON COMMUNITY COL	4	4-Year
003425	CLEMSON UNIVERSITY	2	2-Year
003425	CLEMSON UNIVERSITY	4	4-Year
003425	CLEMSON UNIVERSITY	NULL	Consolidation
003441	NORTH GREENVILLE COLLEGE	2	2-Year
003441	NORTH GREENVILLE COLLEGE	4	4-Year
003441	NORTH GREENVILLE COLLEGE	NULL	Consolidation
003451	COASTAL CAROLINA UNIVERSITY	2	2-Year
003451	COASTAL CAROLINA UNIVERSITY	4	4-Year
003451	COASTAL CAROLINA UNIVERSITY	NULL	Consolidation
003453	UNIVERSITY OF SOUTH CAROLINA AT	2	2-Year
003453	UNIVERSITY OF SOUTH CAROLINA AT	4	4-Year
003453	UNIVERSITY OF SOUTH CAROLINA AT	NULL	Consolidation
003478	AUSTIN PEAY STATE UNIVERSITY	2	2-Year
003478	AUSTIN PEAY STATE UNIVERSITY	4	4-Year
003478	AUSTIN PEAY STATE UNIVERSITY	NULL	Consolidation
003487	EAST TENNESSEE STATE UNIVERSITY	2	2-Year
003487	EAST TENNESSEE STATE UNIVERSITY	4	4-Year
003487	EAST TENNESSEE STATE UNIVERSITY	NULL	Consolidation
003510	MIDDLE TENNESSEE STATE UNIVERSITY	2	2-Year
003510	MIDDLE TENNESSEE STATE UNIVERSITY	4	4-Year
003510	MIDDLE TENNESSEE STATE UNIVERSITY	NULL	Consolidation
003510	MIDDLE TENNESSEE STATE UNIVERSITY	T	Proprietary
003523	TENNESSEE TECHNOLOGICAL UNIVERSITY	2	2-Year
003523	TENNESSEE TECHNOLOGICAL UNIVERSITY	4	4-Year
003523	TENNESSEE TECHNOLOGICAL UNIVERSITY	NULL	Consolidation
003523	TENNESSEE TECHNOLOGICAL UNIVERSITY	T	Proprietary
003800	WASHINGTON STATE UNIVERSITY	2	2-Year
003800	WASHINGTON STATE UNIVERSITY	4	4-Year
003800	WASHINGTON STATE UNIVERSITY	NULL	Consolidation
003990	FLORENCE-DARLINGTON TECHNICAL COLLEGE	2	2-Year
003990	FLORENCE-DARLINGTON TECHNICAL COLLEGE	4	4-Year
003990	FLORENCE-DARLINGTON TECHNICAL COLLEGE	NULL	Consolidation
003991	GREENVILLE TECHNICAL COLLEGE	2	2-Year
003991	GREENVILLE TECHNICAL COLLEGE	4	4-Year
003991	GREENVILLE TECHNICAL COLLEGE	NULL	Consolidation
003992	PIEDMONT TECH EDUC CTR	2	2-Year
003992	PIEDMONT TECH EDUC CTR	4	4-Year
003992	PIEDMONT TECH EDUC CTR	NULL	Consolidation
004586	KAPLAN UNIVERSITY	2	2-Year
004586	KAPLAN UNIVERSITY	4	4-Year
004586	KAPLAN UNIVERSITY	NULL	Consolidation
004586	KAPLAN UNIVERSITY	T	Proprietary
005753	OWENS COMMUNITY COLLEGE	2	2-Year
005753	OWENS COMMUNITY COLLEGE	4	4-Year
005753	OWENS COMMUNITY COLLEGE	NULL	Consolidation
005753	OWENS COMMUNITY COLLEGE	T	Proprietary
007491	TESST COLLEGE OF TECHNOLOGY-BALTIMORE	2	2-Year
008093	HEALD COLLEGE	2	2-Year
008093	HEALD COLLEGE	4	4-Year
008093	HEALD COLLEGE	T	Proprietary
009635	FLORIDA INTERNATIONAL UNIVERSITY	2	2-Year
009635	FLORIDA INTERNATIONAL UNIVERSITY	4	4-Year
009635	FLORIDA INTERNATIONAL UNIVERSITY	NULL	Consolidation
009989	SANTA BARBARA BUSINESS COLLEGE 2	4	4-Year
009989	SANTA BARBARA BUSINESS COLLEGE 2	T	Proprietary
010020	LEWIS & CLARK COMMUNITY COLLEGE	2	2-Year

Exhibit B

School ID	School Name	Navient School Type	Loan Tape School Type
010020	LEWIS & CLARK COMMUNITY COLLEGE	4	4-Year
010198	ECPI COLLEGE OF TECHNOLOGY - VA BEACH	2	2-Year
010198	ECPI COLLEGE OF TECHNOLOGY - VA BEACH	4	4-Year
010198	ECPI COLLEGE OF TECHNOLOGY - VA BEACH	NULL	Consolidation
010198	ECPI COLLEGE OF TECHNOLOGY - VA BEACH	T	Proprietary
010410	BRIGHTWOOD COLLEGE	2	2-Year
010410	BRIGHTWOOD COLLEGE	T	Proprietary
010447	PLAZA BEAUTY SCHOOL	T	Proprietary
010727	DEVRY UNIVERSITY	2	2-Year
010727	DEVRY UNIVERSITY	4	4-Year
010727	DEVRY UNIVERSITY	NULL	Consolidation
010727	DEVRY UNIVERSITY	T	Proprietary
011167	COMMUNITY COLLEGE OF VERMONT	2	2-Year
011167	COMMUNITY COLLEGE OF VERMONT	4	4-Year
011167	COMMUNITY COLLEGE OF VERMONT	NULL	Consolidation
011167	COMMUNITY COLLEGE OF VERMONT	T	Proprietary
011626	WESTWOOD COLLEGE	2	2-Year
011626	WESTWOOD COLLEGE	4	4-Year
011626	WESTWOOD COLLEGE	T	Proprietary
011649	LOYOLA MARYMOUNT UNIV	2	2-Year
011649	LOYOLA MARYMOUNT UNIV	4	4-Year
011649	LOYOLA MARYMOUNT UNIV	NULL	Consolidation
012061	BRYMAN COLLEGE	2	2-Year
012061	BRYMAN COLLEGE	NULL	Consolidation
012061	BRYMAN COLLEGE	T	Proprietary
020735	U OF ARKANSAS COMM COLLEGE AT BATESVILLE	2	2-Year
020735	U OF ARKANSAS COMM COLLEGE AT BATESVILLE	4	4-Year
020988	UNIVERSITY OF PHOENIX	2	2-Year
020988	UNIVERSITY OF PHOENIX	4	4-Year
020988	UNIVERSITY OF PHOENIX	NULL	Consolidation
020988	UNIVERSITY OF PHOENIX	T	Proprietary
021005	CLINTON TECHNICAL INSTITUTE	2	2-Year
021005	CLINTON TECHNICAL INSTITUTE	4	4-Year
021005	CLINTON TECHNICAL INSTITUTE	NULL	Consolidation
021005	CLINTON TECHNICAL INSTITUTE	T	Proprietary
021160	SANFORD-BROWN COLLEGE	2	2-Year
021160	SANFORD-BROWN COLLEGE	4	4-Year
021160	SANFORD-BROWN COLLEGE	NULL	Consolidation
021160	SANFORD-BROWN COLLEGE	T	Proprietary
021255	CIRCLE IN THE SQUARE THEATRE SCHOOL	NULL	Consolidation
021641	MTI BUSINESS SCHOOL	T	Proprietary
022372	PHILLIPS GRADUATE INSTITUTE	4	4-Year
022372	PHILLIPS GRADUATE INSTITUTE	NULL	Consolidation
022472	MEDSPA CAREERS INSTITUTE	2	2-Year
022472	MEDSPA CAREERS INSTITUTE	4	4-Year
022472	MEDSPA CAREERS INSTITUTE	NULL	Consolidation
022472	MEDSPA CAREERS INSTITUTE	T	Proprietary
023186	GEORGIA MEDICAL INSTITUTE	2	2-Year
023186	GEORGIA MEDICAL INSTITUTE	4	4-Year
023186	GEORGIA MEDICAL INSTITUTE	NULL	Consolidation
023186	GEORGIA MEDICAL INSTITUTE	T	Proprietary
023344	CENTURA COLLEGE	2	2-Year
023344	CENTURA COLLEGE	4	4-Year
023344	CENTURA COLLEGE	NULL	Consolidation
023519	KAPLAN COLLEGE	2	2-Year
023519	KAPLAN COLLEGE	4	4-Year
025593	UNITED EDUCATION INSTITUTE	2	2-Year

Exhibit B

School ID	School Name	Navient School Type	Loan Tape School Type
025593	UNITED EDUCATION INSTITUTE	4	4-Year
025593	UNITED EDUCATION INSTITUTE	NULL	Consolidation
025593	UNITED EDUCATION INSTITUTE	T	Proprietary
030106	VIRGINIA COLLEGE	2	2-Year
030106	VIRGINIA COLLEGE	4	4-Year
030106	VIRGINIA COLLEGE	NULL	Consolidation
030106	VIRGINIA COLLEGE	T	Proprietary
030115	ALLIED MEDICAL AND TECHNICAL CAREER	2	2-Year
030115	ALLIED MEDICAL AND TECHNICAL CAREER	4	4-Year
031136	SOUTHERN CALIFORNIA INSTITUTE OF TECHNOLOGY	2	2-Year
031136	SOUTHERN CALIFORNIA INSTITUTE OF TECHNOLOGY	4	4-Year
038044	MEDTECH INSTITUTE	2	2-Year
038044	MEDTECH INSTITUTE	T	Proprietary
040383	ATA COLLEGE	2	2-Year
040383	ATA COLLEGE	4	4-Year

ECMC Interest Rate Document FFEL "Converted" Variable-rate Stafford Loan Interest Rates for the Period July 1, 2018 through June 30, 2019 (Loans That Were Subject to the "Windfall Profits" Provisions of $427A(i) of the HEA) (Table 1) COHORT CITATION INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total) Type of Loan Harrower First Disbursement Made (In or After First Disbursement Made Before Higher Education Act of 1965, As Amended 91-Day Treasury Bill Rate Additional Sum Total Maximum Rate INTEREST RATE; FOR THE PERIOD 7/1/18 — 6/30/2019 8/10% Loans (SD/XB FVAR10) (new borrowers) 7-1-18 and 7-23-92 7-23-92 10-1-92 §427A(i)(1) §427A(i)(7)(A) 1.93% 3.25% 5.18% 10% 5.18% 7% Loans (SD/SE FVAR 7)(old borrowers) 7-23-92 SD 10-1-92 SE 10-1-92 SD 7-1-94 SE §427A(i)(3) §427A(i)(7)(A) 1.93% 3.1% 5.03% 7% 5.03% 8% Loans (SD/SE FVAR 8)(old borrowers) 7-23-92 SD/XB2013 10-1-92 SE 10-1-92 SD 7-1-94 SF, §427A(i)(3) §427A(i)(7)(A) 1.93% 3.1% 503% 8% 5.03% 9% Loans (SD/SE FVAR 9)(old borrowers) 7-23-92 SD 10-1-92 SE 10-1-92 SD 7-1-94 SE §427A(i)(3) §427A(i)(7)(A) 193% 3 1% 5.03% 9% 5.03% 8/10% Loans (SD) (SE/XE FVAR10) (old borrowers) 7-23-92 SD 10-1-92 SE/" 10-1-92 SD 7-1-94 SE/XE §427A(i)(3) §427A(i)(7)(A) 1_93% 3_1% 503% 10% 5.03% Page 1 June 26, 2018

FEEL Regular Variable-rate Stafford Loan Interest Rates for the Period July 1, 2018 through June 30, 2019 (Table 2) COHORT CITATION INTEREST RATE FORMULA (T-Bill Role -I- Additional Sum = Total) Type of Borrower First Disburse- meat Made On or After First Disburse- mend Made Before Higher Education Act of 1965, As Amended During 91-Day Treasury Bill Rate Additional Sum Total Maximum um Rate INTEREST RATE FOR THE PERIOD Mil 8 — 6/30/2019 "New" Borrower (SE/XE EVAR 10/1/92 §427A(e)(1) 1 93% 3.1% 5.03% 9% 5.03% "New" Borrower (SE/XE EVAR) 7/1/94 (For a period of enrollment ending prior to 7/1"94) §427A(e)(1) I 93% 3_1% 503% 9% 5.03% All Borrowers (regardless of prior borrowing) (SG/XG EVAR) 7/1/94 (for a period of enrollment that includes or begins on or after 7/1/94) 71/95 §427A(f)(1) 1.93% 3.1% 5.03% 8.25% 5.03% Page 2 June 26, 2018

Exhibit C FFEL Regular Variable-rate Stafford Loan Interest Rates for the Period July 1, 2018 through June 30, 2019 (Table 2) COHORT CITATION INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total) Type of Harrower First Disburse- meat Made On or After First Disbursement Made Before MO., Education Art of 1965, As Amended Outing 91-Day Treasury Bill Nate Additional sum Total Maximum Rate INTEREST RATE FOR THE PERIOD 7/1/18 – 6/30/2019 All Borrowers (regardless of prior borrowing) 7/1/95 7/1/98 §427A(g)(2) (SH/XH/EVAR) §427A(f)(1) (SG EV AR) In-school, grace and deferment periods All other periods 1.93% 1.93% 25% 3.1% 4.43% 5.03% 8.25% 8.25% 4.43% 5.03% All Borrowers (regardless of prior borrowing) 7/1/98 7/1/2006 §427A(j)(2) §427A(k)(2) (SJ/XJ/CA/CE/LA/LE EVAR §427A(j)(1) §427A(k)(1) (SK/XK/CB/CF/LB/LF EVAR)  In-school, grace and deferment periods All other periods 1.93% 1.93% 1.7% 2.3% 3.63% 4.23% 8.25% 1.25% 3.63% 4.23% Page 3 June 26, 2018

Exhibit C FFEL Variable-rate PLUS and SLS Loan Interest Rates for the Period July 1, 2018 through .June 30, 2019 Table (3) COHORT CITATION INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total) Type of Loan First Disbursement Made On or After First Disbursement Made Before Higher Education Act of 1965, As Amended 91-Day Treasury Bill Rate One-year Constant Maturity Additional Sum Total Maximum Rate INTEREST RATE FOR THE PERIOD 7/1/18 — 6/30/2019 PLUS* (SE/XE/EVAR)  10/1/92 §427A(c)(4)(B)  2.34% 3.25% 5.59% 12% 5.59% SLS° (SE/XE EVAR) 10/1/92 (for a period of enrollment beginning prior to 7/1/94)  §427A(c)(4)(D)  2.34% 3.1% 5.44% 11% 5.44% PLUS* (SE/XE/EVAR) 10/1/92 7/1/94 §427A(c)(4)(D)  2.34% 3.1% 5.44% 10% 5.44% PLUS (SG EVAR) 7/1/94 7/1/98 §427A(c)(4)(E)  2.34% 3.1% 544% 9% 5.44% PLUS. (SH/XH EVAR) 7/1/98 1/1/2000 §427A(j)(3) §427A(k)(3) 1.93%  3.1% 5.03% 9% 5.03% PLUS (CD/XQ/CHI LD/LH/EVAR) 1/1/2000 7/1/2006 §427A(k)(3) 1.93%  3.1% 5.03% 9% 5.03% *These loans will not be subject to special allowance payments during the four quarters ending 9/35110. 12/31118, 3131/2019, and 6130/2019 See Sections 43:I( b)(2)(C)(i), 438(b)(2)(CX44, 438(14(2)(0)(s), and 438(b)(2)( 13(v) of the Higher Education Act of 1965 as amended. Page 4 June 26, 2018

Exhibit C FFEL Variable-rate and Fixed-rate Consolidation Loan Interest Rates for the Period July 1, 2018 through June 30, 2019 (Table 4) COHORT CITATION INTEREST RATE FORMULA Consolidation Loans Made On or After Consolidation Loans Made Before Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender On or After Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender Before Higher Education Act of 1965, As Amended Method Used to Determine Interest Rate Maximum Rate 7/1/94 §423C(c)(1)(B) The interest rate is the weighted average of the interest rates on the loans consolidated, rounded to the nearest whole percent, but may not be less than 9 percent. 7/1/94 (SE) 11/13/97 §428C(c)(1)(C) The interest rate is the weighted average of the interest rates on the loans consolidated, rounded upward to the nearest whole percent. Page 5 June 26, 2018

Exhibit C FFEL Variable-rate and Fixed-rate Consolidation Loan Interest Rates for the Period July 1, 2018 through June 30, 2019 (Table 4) COHORT CITATION INTEREST RATE FORM IL LA Consolidation Loans Made On or After Consolidation Loans Made Before Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender On or After Consolidation Loans for Which the loan Application Was Received by an Eligible Lender Before Higher Education Act of 1965, As Amended Method Used to Determine Interest Rate Maximum Rate 11/13/97 (SG/XG EV AR) 10/1/98 §427A(f) §428C(c)(1)(D) The interest rate is determined annually, and equals the bond equivalent rate of 91-Day Treasury Bills auctioned on the final auction held before June 1st of each year, plus 3.10 percent. The interest rate may not exceed the maximum rate. (For the period July 1. 2018 through Tune 30, 2019 the interest rate for these loans is 1.93 percent plus 3.10 percent or 5.03 percent.) 8.25% 10/1/98 (SL/XL/CC/CG/CK/LC/ LG/LK) 6/30/2010 §427A(k)(4)(A) §428C(c)(1)(A) The interest rate is the weighted average of the interest rates on the loans being consolidated, rounded to the nearest higher 1/8th of one percent. The interest rate may not exceed the maximum rate. 8.25% Page 6 June 26, 2018

Exhibit C FFEL Variable-rate and Fixed-rate Consolidation Loan Interest Rates for the Period July 1, 2018 through June 30, 2019 (Table 4) COHORT CITATION INTEREST RATE FORMULA Consolidation Loans Made On or After Consolidation Loans Made Before Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender On or After Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender Before Higher Education Act of 1965, As Amended Method Used to Determine Interest Rate Maximum Rate HEAL Portion of the Consolidation Loan 11/13/97 6/30/2010 §428C(d)(2)(B) The interest rate for the HEAL portion of the consolidation loan is determined annually, and equals the average of the bond equivalent rates of the 91-Day Treasury Bills auctioned for the quarter ending June 30, plus 3.0 percent. (For the period July 1. 2018 through June 30, 2019 the interest rate for these loans is 1.88 percent plus 3.00 percent or 4.88 percent.) There is no maximum rate on this portion of the loan N/A Page 7 June 26, 2018

Loans First Disbursed on or After July 1, 2006 have Fixed Rates; Exhibit C LOAN TYPE GRADE LEVEL First Disbursed July 1, 2006 through June 30, 2008 First Disbursed July 1, 2008 through June 30, 2009 First Disbursed July 1, 2009 through June 30, 2010 Subsidized Stafford Undergraduate (CE/CF//CI/CJ/LE//LF/LI/LJ) 6.80 6.00 5.60 Graduate (CE/CF//CI/CJ/LE//LF/LI/LJ) 6.80 6.80 6.80 Unsubsidized Stafford Undergraduate (CE/CF//CI/CJ/LE//LF/LI/LJ) 6.80 6.80 6.80 Graduate (CE/CF//CI/CJ/LE//LF/LI/LJ) 6.80 6.80 6.80 PLUS Loans Parent and Grad Student (CH/CM/LH/LM) 8.50 8.50 8.50 Page 8 June 26, 2018

Exhibit D

Exception List (Data File)

Selected Student Loan Number	Student Loan ID Number	Attribute	Per Data File	Per Loan File
93	2018A093	Subsidy Indicator	N	Y
96	2018A096	Origination Date	12/13/2005	12/15/2005
97	2018A097	Origination Date	12/16/2003	12/19/2003
98	2018A098	Origination Date	06/13/1997	08/08/1997
99	2018A099	Origination Date	06/02/2008	07/02/2008
100	2018A100	Origination Date	07/06/2006	07/24/2006